Revenues from contracts with customers (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Product sales	€ 33,335,000	€ 31,762,000
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Product sales
United States [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Negative Revenue	36,100,000
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Supply agreement revenue	89,400,000
Kingdom of Bahrain [member]
IfrsStatementLineItems [Line Items]
Product sales	€ 3,800,000